UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER REPORT
PURSUANT TO SECTION 15G OF THE
SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
             Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
________________ to ________________
Date of Report (Date of earliest event reported) ________________
Commission File Number of securitizer: ________________
Central Index Key Number of securitizer: ________________
______________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
X    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)
Central Index Key Number of depositor: 0001718944
                                  Warwick Finance Residential Mortgages Number Three plc
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): ________
Central Index Key Number of underwriter (if applicable):   ________
                                                      Gary McDermott, 44 161 201 7805
Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT:
Item 2.01.	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see Item 3, Exhibits 99.1 and 99.2 for the related information.
Item 3.	Exhibits
99. 1	Disclosures required by Rule 15Ga-2 for Clayton Euro Risk Limited
Schedule 1—Narrative Report
Schedule 2—Data Report
99.2	Disclosures required by Rule 15Ga-2 for PricewaterhouseCoopers LLP
Schedule 1—Agreed Upon Procedures Letter

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated:
THE CO-OPERATIVE BANK P.L.C.
THE COMMON SEAL of the CO-OPERATIVE BANK PLC was affixed to this Deed in the presence of
By:	/s/ David Whitehead
Authorised Sealing Officer

EXHIBIT INDEX
Exhibit Number
99. 1	Disclosures required by Rule 15Ga-2 for Clayton Euro Risk Limited
Schedule 1—Narrative Report
Schedule 2—Data Report
99.2	Disclosures required by Rule 15Ga-2 for PricewaterhouseCoopers LLP
Schedule 1—Agreed Upon Procedures Letter